Financial instruments-Risk management and fair value - Summary of Company's Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	$ 5,742,286	$ 5,196,836
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	109,167	102,063
Recurring fair value measurement | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	107,757	102,063
Recurring fair value measurement | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	1,410
Recurring fair value measurement | Quoted prices in active markets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	109,167	102,063
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	107,757	102,063
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	1,410
Recurring fair value measurement | Significant observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Significant observable inputs (Level 2) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Significant observable inputs (Level 2) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	0	$ 0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	$ 0